Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Financial Assets [Abstract]
Summary of Other Financial Assets

Other financial assets consisted of the following:

Financial assets - Total	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Loans	259	307	352
Deposits and guarantees	284	396	418
Liquidity contract	770	1,023	688
TOTAL	1,313	1,727	1,458

Financial assets - Current	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Loans	—	—	—
Deposits and guarantees	—	—	—
Liquidity contract	—	—	—
TOTAL	—	—	—

Financial assets - Non current	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Loans	259	307	352
Deposits and guarantees	284	396	418
Liquidity contract	770	1,023	688
TOTAL	1,313	1,727	1,458